Adoption of New and Revised International Reporting Standards	6 Months Ended
Jun. 30, 2021
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Adoption of New and Revised International Reporting Standards
18.	Adoption of new and revised international reporting standards
The new standards and the amendments listed below did not have any impact on the amounts recognised in prior periods as the Group did not have any transactions which required the application of these standards.

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Amendments to IFRS 9:
Financial Instruments
, IAS 39:
Financial Instruments: Recognition and Measurement
, IFRS 7,
Financial Instruments: Disclosures
and IFRS 16:
Interest Rate Benchmark Reform – Phase 2
(effective date January 1, 2021).